Schedule of Stock Option Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 21, 2024	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding beginning		5,615,498	2,808,760	313,760
Weighted average exercise price per share, outstanding beginning		$ 0.49	$ 0.83	$ 6.53
Number of options, granted		50,000	2,881,738	2,745,000
Weighted average exercise price per share, granted		$ 0.10	$ 0.14	$ 0.11
Number of options, expired		(86,000)
Weighted average exercise price per share, expired		$ 0.22
Number of options, exercised	(75,000)		(75,000)
Weighted average exercise price, Exercised			$ 0.05
Number of options, outstanding ending		5,579,498	5,615,498	2,808,760
Weighted average exercise price per share, outstanding ending		$ 0.49	$ 0.49	$ 0.83
Number of options, exercisable		5,543,248	5,571,748
Weighted average exercise price per share, exercisable		$ 0.49	$ 0.49